Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$5,057	$5,057	$5,433	$5,433	Level 2
Total	$5,057	$5,057	$5,433	$5,433

Financial assets at amortized cost
Cash	$—	$—	$5,572	$5,572	—
Trade and other receivables	107,477	107,477	173,762	173,762	—
Total	$107,477	$107,477	$179,334	$179,334

Financial Liabilities
FVTPL
Financial Derivatives	$(26,792)	$(26,792)	$(8,668)	$(8,668)	Level 2
Total	$(26,792)	$(26,792)	$(8,668)	$(8,668)

Financial liabilities at amortized cost
Trade and other payables	$(155,955)	$(155,955)	$(207,454)	$(207,454)	—
Credit Facilities	(649,221)	(651,173)	(505,412)	(506,471)	—
Long-term notes	(1,132,868)	(761,129)	(1,328,175)	(1,290,817)	Level 1
Total	$(1,938,044)	$(1,568,257)	$(2,041,041)	$(2,004,742)

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2020		December 31, 2019
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$5,057	$5,057	$5,433	$5,433	Level 2
Total	$5,057	$5,057	$5,433	$5,433

Financial assets at amortized cost
Cash	$—	$—	$5,572	$5,572	—
Trade and other receivables	107,477	107,477	173,762	173,762	—
Total	$107,477	$107,477	$179,334	$179,334

Financial Liabilities
FVTPL
Financial Derivatives	$(26,792)	$(26,792)	$(8,668)	$(8,668)	Level 2
Total	$(26,792)	$(26,792)	$(8,668)	$(8,668)

Financial liabilities at amortized cost
Trade and other payables	$(155,955)	$(155,955)	$(207,454)	$(207,454)	—
Credit Facilities	(649,221)	(651,173)	(505,412)	(506,471)	—
Long-term notes	(1,132,868)	(761,129)	(1,328,175)	(1,290,817)	Level 1
Total	$(1,938,044)	$(1,568,257)	$(2,041,041)	$(2,004,742)

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
U.S. dollar denominated	US$759,508	US$8,733	US$934,731	US$841,961

Disclosure of financial derivative contracts
Baytex had the following commodity financial derivative contracts outstanding as at February 24, 2021.

	Period	Volume	Price/Unit (1)	Index
Oil
Basis swap	Jan 2021 to Jun 2021	2,000 bbl/d	WTI less US$13.75/bbl	WCS
Basis swap	Jan 2021 to Dec 2021	7,000 bbl/d	WTI less US$13.68/bbl	WCS
Basis swap (4)	Apr 2021 to Dec 2021	1,000 bbl/d	WTI less US$11.50/bbl	WCS
Basis swap (4)	Jan 2022 to Dec 2022	6,000 bbl/d	WTI less US$12.76/bbl	WCS
Basis swap	Jan 2021 to Dec 2021	6,000 bbl/d	WTI less US$5.17/bbl	MSW
Basis swap (4)	Mar 2021 to Dec 2021	1,500 bbl/d	WTI less US$4.50/bbl	MSW
Fixed - Sell	Jan 2021 to Dec 2021	4,000 bbl/d	US$45.00/bbl	WTI
3-way option (2)	Jan 2021 to Dec 2021	500 bbl/d	US$35.00/US$45.00/US$49.03	WTI
3-way option (2)	Jan 2021 to Dec 2021	1,500 bbl/d	US$35.00/US$45.00/US$49.10	WTI
3-way option (2)	Jan 2021 to Dec 2021	3,500 bbl/d	US$35.00/US$45.00/US$49.50	WTI
3-way option (2)	Jan 2021 to Dec 2021	10,000 bbl/d	US$35.00/US$45.00/US$55.00	WTI
3-way option (2)	Jan 2021 to Dec 2021	2,000 bbl/d	US$37.00/US$42.50/US$48.00	WTI
3-way option (2)(4)	Jan 2022 to Dec 2022	1,500 bbl/d	US$40.00/US$50.00/US$58.10	WTI
Swaption (3)	Jan 2022 to Dec 2022	5,000 bbl/d	US$53.00/bbl	WTI
Swaption (3)	Jan 2022 to Dec 2022	5,000 bbl/d	US$54.00/bbl	WTI

Natural Gas
Fixed - Sell	Jan 2021 to Jun 2021	3,000 GJ/d	$2.71/GJ	AECO 7A
Fixed - Sell	Jan 2021 to Dec 2021	16,000 GJ/d	$2.36/GJ	AECO 7A
Fixed - Sell	Jan 2021 to Dec 2021	2,500 GJ/d	$2.40/GJ	AECO 5A
Fixed - Sell	Jan 2021 to Dec 2021	12,000 mmbtu/d	US$2.70/mmbtu	NYMEX
3-way option (2)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$2.25/US$2.75/US$3.06	NYMEX
3-way option (2)(4)	Jan 2022 to Dec 2022	2,500 mmbtu/d	US$2.65/US$2.90/US$3.40	NYMEX
(1)Based on the weighted average price per unit for the period.
(2)Producer 3-way option consists of a sold call, a bought put and a sold put. To illustrate, in a US$35.00/US$45.00/US$55.00 contract, Baytex receives WTI plus US$10.00/bbl when WTI is at or below US$35.00/bbl; Baytex receives US$45.00/bbl when WTI is between US$35.00/bbl and US$45.00/bbl; Baytex receives the market price when WTI is between US$45.00/bbl and US$55.00/bbl; and Baytex receives US$55.00/bbl when WTI is above US$55.00/bbl.
(3)For these contracts, the counterparty has the right, if exercised on December 31, 2021, to enter a swap transaction for the remaining term, notional volume and fixed price per unit indicated above.
(4)Contracts entered subsequent to December 31, 2020.

Disclosure of financial derivatives marked-to-market
The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2020	2019
Realized financial derivatives gain	$(47,836)	$(75,620)
Unrealized financial derivatives loss	18,500	82,817
Financial derivatives (gain) loss	$(29,336)	$7,197

Disclosure of cash outflows relating to financial liabilities
The timing of cash outflows relating to financial liabilities as at December 31, 2020 is outlined in the table below:

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Trade and other payables	$155,955	$155,955	$—	$—	$—
Financial derivatives	26,792	26,792	—	—	—
Credit facilities (1)(2)	651,173	—	—	651,173	—
Long-term notes (2)	1,147,950	—	—	510,200	637,750
Interest on long-term notes (3)	446,854	84,502	169,004	123,479	69,869
Lease obligations (2)	11,850	4,504	4,302	3,044	—
	$2,440,574	$271,753	$173,306	$1,287,896	$707,619
(1)At December 31, 2019, the credit facilities were set to mature on April 2, 2021. On March 3, 2020, Baytex amended the credit facilities to extend maturity to April 2, 2024 which will automatically be extended to June 4, 2024 providing the Company has either refinanced or has the ability to repay the outstanding 2024 long-term notes with existing credit capacity as of April 1, 2024.
(2)Principal amount of instruments. On February 5, 2020, Baytex issued US$500 million principal amount of 8.75% senior unsecured notes due 2027. On February 20, 2020 Baytex completed the redemption of the US$400 million principal amount of senior unsecured notes due 2021 and, on March 5, 2020, completed the redemption of $300 million principal amount of 6.625% senior unsecured notes due 2022 (note 9).
(3)Excludes interest on credit facilities as interest payments on credit facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.

Trade and other receivables aging
The Company's trade and other receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2020.

Trade and Other Receivables Aging	December 31, 2020	December 31, 2019
Current (less than 30 days)	$104,210	$169,500
31-60 days	1,493	1,199
61-90 days	220	342
Past due (more than 90 days)	1,554	2,721
	$107,477	$173,762